Note 11 - Premises Leases	12 Months Ended
Sep. 30, 2025
Statement Line Items [Line Items]
Disclosure of leases [text block]
11.	PREMISES LEASES

Commencing September 1, 2022, the Company extended the apartment lease in New York, New York USA for a term of two years at a monthly base rent of US$5,510 for the first year and US$5,630 for the second year of the lease. Commencing September 1, 2024, the Company further extended the lease for six months at a monthly base rent of US$5,855 and for additional two years at a monthly lease rate of US$6,190 for the first year and US$6,255 for the second year.

(a)	Right-of-Use Assets

As at September 30, 2025, $111,968 of right-of-use assets are recorded as follows:

$

As at September 30, 2023	66,413
Extension of lease	124,506
Depreciation	(73,357)
Foreign exchange	96
As at September 30, 2024	117,658
Extension of lease	71,999
Depreciation	(76,868)
Foreign Exchange	(821)
As at September 30, 2025	111,968

26	Page

11.	PREMISES LEASES (continued)

(b)	Lease Liabilities

Minimum lease payments in respect of lease liabilities and the effect of discounting are as follows:

	Year ended September 30, 2025	Year ended September 30, 2024
Undiscounted minimum lease payments:
Less than one year	104,039	98,010
Two to three years	43,538	41,779
	147,577	139,789
Effect of discounting	(21,800)	(20,829)
Present value of minimum lease payments	125,777	118,960
Less current portion	(84,528)	(79,384)
Long-term portion	41,249	39,576

(c) Lease Liability Continuity

The lease liability continuity is as follows:

$
As at September 30, 2023	73,549
Recognition of lease liability on extension	124,506
Principal payments	(89,730)
Interest expense	8,945
Foreign exchange	1,690
As at September 30, 2024	118,960
Recognition of lease liability on extension	71,999
Principal payments	(100,150)
Interest expense	35,851
Foreign exchange	(883)
As at September 30, 2025	125,777

During the year ended September 30, 2025, interest of $35,851 and depreciation of $76,868 are included in the office and administrative expense on the consolidated statements of comprehensive loss.